Fair Value Measurements - Schedule of Company’s Assets that are Measured at Fair Value (Details) - USD ($)	Aug. 19, 2024	Mar. 31, 2025	Dec. 31, 2024
Level 1 [Member]
Assets:
Money market mutual fund held in Trust Account		$ 237,656,449	$ 235,193,585
Level 3 [Member]
Assets:
Money market mutual fund held in Trust Account
Level 3 [Member] | Class A Ordinary Shares Subject to Redemption [Member]
Equity:
Fair value of Public Warrants for Class A ordinary shares subject to redemption allocation	$ 529,000